Post-Retirement Benefits	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Post-Retirement Benefits
25.	POST-RETIREMENT BENEFITS
See accounting policy in Note 2.3.15.

			12.31.2023	12.31.2022
Medical benefits plan Brazil	(i	)	46.1	34.2
Medical benefits plan subsidiaries abroad	(ii	)	1.9	1.9

Post-retirement benefits			48.0	36.1

25.1 Post-retirement healthcare benefits
(i) The Company provided healthcare plan for employees in Brazil, which based on its conditions, is classified as a post-employment benefit. Under this healthcare plan, employees who retire from the Company have the option of remaining in the plan, contributing the full amount charged by the insurance company. However, due to certain rules for increases under Brazilian law, there could be times the contribution made by the retired employees is insufficient to cover the medical plan costs, which would represent exposure for the Company.
(ii) Embraer Aircraft Holding, Inc. sponsors a post-retirement healthcare plan for employees hired up to 2007.

25.2 Defined contribution pension plan
The Company and certain subsidiaries in Brazil sponsor a defined contribution pension plan for their employees, participation in which is optional. In 2023, the Company’s contributions to the plan total US$ 17.3 (2022: US$ 9.7 and 2021: US$ 12.0).